INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Composition of Intangible Assets with Useful Life
The composition of intangible assets with limited useful life and accumulated amortization as of December 31, 2025, 2024 and 2023 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software, Prepaid service contract and others	Intangible in progress	2025	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance at January 1	372,009	175,321	69,541	21,100	5,179,719	608,747	6,426,437	5,861,379	5,167,235
Additions	-	-	-	-	556,945	427,026	983,971	801,290	828,803
Acquisition of business, Note 2(a) (*)	293,800	365,372	-	-	32,707	16,728	708,607	-	16,642
Transfers	-	-	-	-	277,464	(277,464)	-	-	-
Disposals and others (**)	(22,869)	-	999	-	(80,607)	(107,919)	(210,396)	(236,232)	(151,301)
Balance as of December 31	642,940	540,693	70,540	21,100	5,966,228	667,118	7,908,619	6,426,437	5,861,379

Accumulated amortization -
Balance at January 1	332,464	72,666	18,162	21,100	3,415,249	-	3,859,641	3,434,362	3,040,019
Amortization of the period	16,152	9,235	3,656	-	585,729	-	614,772	482,894	436,584
Disposals and others (**)	(22,618)	-	-	-	(54,712)	-	(77,330)	(57,615)	(42,241)
Balance as of December 31	325,998	81,901	21,818	21,100	3,946,266	-	4,397,083	3,859,641	3,434,362

Net carrying amount	316,942	458,792	48,722	-	2,019,962	667,118	3,511,536	2,566,796	2,427,017

Schedule of Client Relationships Intangible Assets
This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Pacifico S.A. Entidad Prestadora de Salud	77,642	—
Laboratorios ROE S.A	63,708	—
Clínica San Felipe S.A.	31,350	—
Centro Médico Odontológico Americano S.A.C	21,633	—
Clínica Sanchez Ferrer S.A	21,450	—
Oncocare S.A.C	17,692	—
La esperanza del Perú S. A	14,575	—
Clínica Belén	12,283	—
Clínica del Sur	11,550	—
Credicorp Capital Holding Chile - Inversiones IMT	9,626	10,892
Prosemedic S.A.C	9,167	—
Prima AFP – AFP Unión Vida	8,567	20,813
Clínica el Golf	7,517	—
Ultraserfinco S.A	3,950	5,049
Tenpo Bank	3,203	—
Doctor + S.A.C	1,283	—
Compañía Incubadora de Soluciones Móviles S.A.- Culqi	1,000	1,467
Tenpo SpA	746	1,011
Joinnus	—	313
	316,942	39,545

Schedule of Brand Intangible Assets

	2025	2024
	S/(000)	S/(000)

ROE	111,100	—
Mibanco	90,612	99,437
Clinica San Felipe	48,100	—
Clinica San Borja	39,000	—
Sanna	23,271	—
Clínica el Golf	22,300	—
Doctor Más	20,700	—
ACML	20,400	—
Aliada	20,100	—
Clinica Belén	14,100	—
COA	13,800	—
Clínica Sanchez Ferrer	12,800	—
Clínica del Sur	10,300	—
PMD	9,400	—
Joinnus	2,809	3,155
Culqi	—	63
	458,792	102,655

Schedule of Fund Manager Contract Intangible Assets

	2025	2024
	S/(000)	S/(000)

Credicorp Capital Colombia S.A.	25,113	23,183
Credicorp Capital Holding Chile - Inversiones IMT	21,532	26,071
Ultrasefinco S.A.	2,077	2,125
	48,722	51,379

Schedule of Reconciliation of Changes in Goodwill
Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGUs for the purposes of impairment testing.

	2025	2024
	S/(000)	S/(000)
Pacífico EPS and Medical Services, see Note 2	528,499	—
Mibanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP S.A	124,641	124,641
Credicorp Capital Colombia S.A	104,031	99,841
Banco de Crédito del Perú	52,359	52,359
Mibanco Colombia	46,134	44,229
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Monokera S.A.S.	22,656	22,656
Tenpo SpA	20,666	20,927
Tenpo Technologies SpA	9,798	9,945
Joinnus S.A.C.	4,135	7,824
Crediseguro Seguros Personales	96	96
Net carrying amount	1,252,858	722,361

Schedule of Key Assumptions Used for Calculation of Fair Value Less Selling Costs
The following table summarizes the key assumptions used for the calculation of fair value fewer selling costs in 2025 and 2024:

	2025
Description	Perpetual growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	10.60
Prima AFP - AFP Unión Vida	1.60	14.50
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	9.60
Mibanco Colombia	5.90	12.30
Pacífico Seguros (*)	4.60	9.90 and 11.30
Atlantic Security Holding Corporation	3.00	11.40
Monokera S.A.S.	-	30.00
Tenpo	-	25.00
Joinnus S.A.C.	-	25.00

	2024
Description	Perpetual growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	11.90
Prima AFP - AFP Unión Vida	1.60	14.20
Credicorp Capital Colombia	3.80	14.40
Banco de Crédito del Perú	4.60	10.90
Mibanco Colombia	6.10	13.80
Pacífico Seguros (*)	4.60	10.70 and 12.30
Atlantic Security Holding Corporation	2.30	11.30
Monokera	–	30.00
Tenpo	–	25.00
Joinnus S.A.C	–	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	–	30.00
Wally POS S.A.C	-	25.00
Sami Shop S.A.C	-	25.00
(*) As of December 31, 2025, and 2024, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.